1 Accounting policies (Details)	12 Months Ended
Dec. 31, 2019
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL) [Member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Entity	Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)
Summary description	Trading company
PharMida AG [Member]
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Entity	PharMida AG
Summary description	Dormant
Midatech Pharma (Wales) Limited [Member]
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Entity	Midatech Pharma (Wales) Limited (formerly Q Chip Limited)
Summary description	Trading company
Midatech Pharma PTY [Member]
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Entity	Midatech Pharma Pty
Summary description	Trading company
Midatech Pharma Plc [Member]
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Entity	Midatech Pharma plc
Summary description	Ultimate holding company
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
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Entity	Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) (until 1 November 2018)
Summary description	Trading company
Dara Therapeutics, Inc. [Member]
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Entity	Dara Therapeutics, Inc. (until 1 November 2018)
Summary description	Dormant
Midatech Limited [Member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Entity	Midatech Limited
Summary description	Trading company